Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables, net of expected credit loss	$ 966,428	$ 986,783
Other receivables	64,298	69,240
Trade and other receivables	$ 1,030,726	$ 1,056,023	[1]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).